UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

88397-1114                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
September 30, 2014 (unaudited)

                                                                                                                MARKET
NUMBER                                                                                                           VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (87.6%)

              COMMON STOCKS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
         94   DBS Group Holdings Ltd.                                                                        $       2
                                                                                                             ---------
              REITs - DIVERSIFIED (0.0%)
     37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(b)                                                --
                                                                                                             ---------
              Total Financials                                                                                       2
                                                                                                             ---------
              Total Common Stocks (cost: $2)                                                                         2
                                                                                                             ---------

              RIGHTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.0%)
      3,615   Fiat SpA Rights*(b)(cost: $0)                                                                         --
                                                                                                             ---------

              EXCHANGE-TRADED FUNDS (87.6%)
    143,215   iShares Core MSCI EAFE ETF                                                                         8,341
    465,230   iShares Core MSCI Emerging Markets ETF(c)                                                         23,280
    486,000   iShares MSCI EAFE ETF                                                                             31,162
    225,000   iShares MSCI EMU Index Fund(c)                                                                     8,662
    900,000   iShares MSCI Germany ETF(c)                                                                       24,930
    119,544   iShares MSCI Turkey ETF(c)                                                                         5,867
    564,700   iShares Russell 1000 ETF                                                                          62,044
     55,000   SPDR S&P Emerging Markets SmallCap ETF                                                             2,639
    250,000   WisdomTree Emerging Markets SmallCap Dividend Fund(c)                                             11,555
    112,500   WisdomTree India Earnings Fund                                                                     2,465
                                                                                                             ---------
              Total Exchange-Traded Funds (cost: $173,960)                                                     180,945
                                                                                                             ---------
              Total Equity Securities (cost: $173,962)                                                         180,947
                                                                                                             ---------

PRINCIPAL
AMOUNT                                                                         COUPON
(000)                                                                            RATE          MATURITY
----------------------------------------------------------------------------------------------------------------------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
$       400   BayernLB Capital Trust l (d) (cost: $219)                         6.20%              -(e)            371
                                                                                                             ---------

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1  |  USAA Global Managed Volatility Fund

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
PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                  COUPON                                   VALUE
(000)         SECURITY                                                    RATE         MATURITY                  (000)
----------------------------------------------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS (8.1%)

              U.S. TREASURY BILLS (0.0%)

$        10   0.03%, 12/18/2014(c),(f),(g)                                                                  $       10
         10   0.05%, 3/19/2015(c),(f),(g)                                                                           10
                                                                                                            ----------
              Total U.S. Treasury Bills                                                                             20
                                                                                                            ----------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (8.1%)
 16,811,766  State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (c),(h)                       16,812
                                                                                                            ----------
             Total Money Market Instruments (cost: $16,832)                                                     16,832
                                                                                                            ----------

             TOTAL INVESTMENTS (COST: $191,013)                                                             $  198,150
                                                                                                            ==========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------------------

              PURCHASED OPTIONS (3.0%)
      5,000   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 62                                          760
      7,800   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 65                                        2,161
      1,800   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 40                              224
      5,000   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 41                              798
      4,090   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 43                            1,086
        300   Put - S&P 500 Index expiring January 17, 2015 at 1900                                              1,228
                                                                                                          ------------

              TOTAL PURCHASED OPTIONS (COST: $5,416)                                                      $      6,257
                                                                                                          ============

              WRITTEN OPTIONS (0.6%)
     (5,500)  Put - iShares MSCI EAFE ETF expiring December 20, 2014 at 62                                        (663)
     (3,000)  Put - iShares MSCI Emerging Markets ETF expiring December 20, 2014 at 37                            (130)
       (300)  Put - S&P 500 Index expiring January 17, 2015 at 1700                                               (375)
                                                                                                          ------------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,853)                                           $     (1,168)
                                                                                                          ============

 NUMBER OF                                                                                                UNREALIZED
 CONTRACTS                                                                EXPIRATION      CONTRACT      (DEPRECIATION)
LONG/(SHORT)                                                                 DATE        VALUE (000)         (000)
----------------------------------------------------------------------------------------------------------------------

               FUTURES (4.9%)
         240   Euro STOXX 50                                               12/19/2014           9,770              (66)
           3   Mini MSCI EAFE                                              12/19/2014             276               (8)
                                                                                          -----------     ------------

               TOTAL FUTURES                                                              $    10,046     $        (74)
                                                                                          ===========     ============

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                                                  Portfolio of Investments  |  2

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
($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                    (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                                  QUOTED PRICES          OTHER         SIGNIFICANT
                                                    IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS           OBSERVABLE         INPUTS
                                                  FOR IDENTICAL          INPUTS
ASSETS                                               ASSETS                                                     TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $              2   $            --   $            --   $             2
  Rights                                                     --                --                --                --
  Exchange-Traded Funds                                 180,945                --                --           180,945
Bonds:
  Eurodollar and Yankee Obligations                          --               371                --               371
Money Market Instruments:
  U.S. Treasury Bills                                        20                --                --                20
  Money Market Funds                                     16,812                --                --            16,812
Purchased Options                                         6,257                --                --             6,257
---------------------------------------------------------------------------------------------------------------------
Total                                          $        204,036   $           371   $            --   $       204,407
---------------------------------------------------------------------------------------------------------------------

                                                    (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                                  QUOTED PRICES          OTHER         SIGNIFICANT
                                                    IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                      MARKETS          OBSERVABLE         INPUTS
                                                   FOR IDENTICAL         INPUTS
LIABILITIES                                         LIABILITIES                                                  TOTAL
----------------------------------------------------------------------------------------------------------------------
Written Options                                $         (1,168)  $            --   $            --   $        (1,168)
Futures(1)                                                  (74)               --                --               (74)
----------------------------------------------------------------------------------------------------------------------
Total                                          $         (1,242)  $            --   $            --   $        (1,242)
----------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  |  USAA GLOBAL MANAGED VOLATILITY FUND

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NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

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4  | USAA Global Managed Volatility Fund

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comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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5  |  USAA Global Managed Volatility Fund

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6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                         Notes to Portfolio of Investments  |  6

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a

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7  |  USAA Global Managed Volatility Fund

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security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $10,344,000 and $2,366,000, respectively, resulting in net unrealized appreciation of $7,978,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $206,566,000 at September 30, 2014, and, in total, may not equal 100%. Investments in foreign securities were 87.8% of net assets at September 30, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2014, was zero.

(b) Security was fair valued at September 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.

(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2014.

(d) At September 30, 2014, the issuer was in default with respect to interest and/or principal payments.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Securities with a value of $20,000 are segregated as collateral for initial margin requirements on open futures contracts.

(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(h) Rate represents the money market fund annualized seven-day yield at September 30, 2014.

*      Non-income-producing security.

================================================================================

9  |  USAA Global Managed Volatility Fund






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------